Critical Accounting Estimates and Judgments	12 Months Ended
Jan. 31, 2021
Critical Accounting Estimates And Judgments
Critical Accounting Estimates and Judgments
5	Critical Accounting Estimates and Judgments

The directors make estimates and judgements during the preparation of these financial statements regarding assumptions about current and future events affecting transactions and balances.

These estimates and judgements are based on the best information available at the time of preparing the financial statements, however as additional information is known then the actual results may differ from the estimates.

The significant estimates and judgements made have been described below.

Key estimates - inventory

Each item on inventory is reviewed on an annual basis to determine whether it is being carried at higher than its net realisable value. During the period, management have written down inventory based on best estimate of the net realisable value, although until the time that inventory is sold this is an estimate.

Key estimates - fair value of financial instruments

The Group has certain financial assets and liabilities which are measured at fair value. Where fair value has not been able to be determined based on quoted price, a valuation model has been used. The inputs to these models are observable, where possible, however these techniques involve significant estimates and therefore fair value of the instruments could be affected by changes in these assumptions and inputs.

Key estimates - impairment of non-financial assets

In accordance with IAS 36 Impairment of Assets, the Group is required to estimate the recoverable amount of non-financial assets at each reporting period.

Impairment testing is an area involving management judgement, requiring assessment as to whether the carrying value of assets can be supported by their value in use or fair value less cost to sell.

In calculating the fair value less costs to sell, certain assumptions are required to be made in respect of highly uncertain matters including management’s expectations of:

●	growth in brand revenues
●	market royalty rate
●	the selection of discount rates to reflect the risks involved, and
●	long-term growth rates
●	cash flows from cash generating units

Changing the assumptions selected by management, in particular the growth rate, discount rate and market royalty rate assumption used, could significantly affect the Group’s impairment evaluation and hence results.

The Group’s review includes the key assumptions related to sensitivity in the model. Further details are provided in notes 18 to 20 to the consolidated financial statements

Key judgments - taxes

Deferred tax assets

Determining income tax provisions and the recognition of deferred tax assets including carried forward income tax involves judgment on the tax treatment of certain transactions. Deferred tax is recognised on tax losses not yet used and on temporary differences where it is probable that there will be taxable revenue against which these can be offset. Management has made judgments as to the probability of future taxable income being generated against which tax losses will be available for offset based on budgets, current and future expected economic conditions.

Key judgments – determining the lease term of contracts with renewal options

The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised within the next 12 months. As per the Company policy, the options are not exercised when the lease terms are beyond 12 months as of the assessment date. When the Group has the option to lease the assets for additional terms, it applies judgement in evaluating whether it is reasonably certain to exercise the option to renew, considering all relevant factors that create an economic incentive for it to exercise the renewal. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option to renew.

Key judgments – rent concessions

Lease agreements have been reviewed and judgments have been made on whether rent concessions satisfy the criteria to be accounted for using the practical expedient introduced by the amendments to IFRS 16. Lease concessions have been determined by the difference between the cost per the lease contract and actual amounts paid.

Key judgments – convertible notes

The component of the convertible notes that exhibits characteristics of a liability is recognised as a liability at amortised cost in the statement of financial position, net of transaction costs. On the issue of the convertible notes any fair value of the liability component is identified as a derivative and determined using a market rate for an equivalent non-convertible bond and this amount is carried as a non-current liability on a fair value basis until extinguished on conversion or redemption. Derivatives are initially recognised at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at each reporting date or as a result of contract covenant failure. The accounting for subsequent changes in fair value is recognised in the profit or loss. The increase in the liability due to the passage of time is recognised as a finance cost. Any corresponding interest on convertible notes is expensed to profit or loss.